Debt and Lease Arrangements - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Commercial Paper [Member]
Disclosure Of Contractual Payments [Line Items]
Less than 1 year	$ 341	$ 1,018
Contractual payments, Total	341	1,018
Difference from carrying amount	5	(6)
Carrying amount	346	1,012
Bonds[Member]
Disclosure Of Contractual Payments [Line Items]
Less than 1 year	8,989	5,943
Between 1 and 2 years	8,306	8,483
Between 2 and 3 years	5,900	7,964
Between 3 and 4 years	5,047	5,900
Between 4 and 5 years	4,620	4,902
Contractual payments 5 years and later	35,037	39,566
Contractual payments, Total	67,899	72,758
Difference from carrying amount	131	321
Carrying amount	68,030	73,079
Bank and Other Borrowings [Member]
Disclosure Of Contractual Payments [Line Items]
Less than 1 year	1,321	1,363
Between 1 and 2 years	43	595
Between 2 and 3 years	127	358
Between 3 and 4 years	56	302
Between 4 and 5 years	180	213
Contractual payments 5 years and later	36	572
Contractual payments, Total	1,763	3,403
Difference from carrying amount	2	123
Carrying amount	1,765	3,526
Total Exclude Interest [Member]
Disclosure Of Contractual Payments [Line Items]
Less than 1 year	10,651	8,324
Between 1 and 2 years	8,349	9,078
Between 2 and 3 years	6,027	8,322
Between 3 and 4 years	5,103	6,202
Between 4 and 5 years	4,800	5,115
Contractual payments 5 years and later	35,073	40,138
Contractual payments, Total	70,003	77,179
Difference from carrying amount	138	438
Carrying amount	70,141	77,617
Interest [Member]
Disclosure Of Contractual Payments [Line Items]
Contractual interest payments, Less than 1 year	1,957	2,236
Contractual interest payments, Between 1 and 2 years	1,688	2,051
Contractual interest payments, Between 2 and 3 years	1,457	1,790
Contractual interest payments, Between 3 and 4 years	1,328	1,557
Contractual interest payments, Between 4 and 5 years	1,221	1,423
Contractual interest payments, 5 years and later	15,293	23,230
Contractual interest payments, Total	$ 22,944	$ 32,287